Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166


                                September 7, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

     Re:  New England Life Retirement Investment Account
          File No. 811-03285
          ------------------------------------------------

Commissioners:

     Semi-Annual Reports dated June 30, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

                                            Sincerely,

                                            /s/ Michele H. Abate
                                            ------------------------------
                                            Michele H. Abate
                                            Assistant General Counsel
                                            Metropolitan Life Insurance Company